Investments in subsidiaries (Subsidiaries acquired from business combinations not under common control) (Detail) - 12 months ended Dec. 31, 2017		CNY (¥)	USD ($)	SGD ($)
Huaneng Weihai Power Generation Limited Liability Company ("Weihai Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 1,822,176,621
Business nature and scope of operation		Power generation
Percentage of equity interest held, Interest		60.00%
Percentage of equity interest held, Voting		60.00%
Huaneng Huaiyin Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 265,000,000
Business nature and scope of operation		Power generation
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huade County Daditaihong Wind Power Utilization Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 196,400,000
Business nature and scope of operation		Wind power development and utilization
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huaneng Zhanhua Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 190,000,000
Business nature and scope of operation		Production and sales of electricity and thermal energy
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Shandong Hualu Sea Transportation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 100,000,000
Business nature and scope of operation		Cargo transportation along domestic coastal areas, goods storage
Percentage of equity interest held, Interest		53.00%
Percentage of equity interest held, Voting		53.00%
Huaneng Qingdao Port Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 219,845,000
Business nature and scope of operation		Loading and conveying warehousing, conveying, water carriage materials supply
Percentage of equity interest held, Interest		51.00%
Percentage of equity interest held, Voting		51.00%
Huaneng Yunnan Diandong Energy Limited Liability Company ("Diandong Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 3,769,140,000
Business nature and scope of operation		Electricity projects investment power generation and sales, coal exploitation and investment
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Yunnan Diandong Yuwang Energy Limited Company ("Diandong Yuwang") [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 1,700,740,000
Business nature and scope of operation		Electricity projects investment power generation and sales, coal exploitation and investment
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huaneng Suzihe Hydropower Development Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 50,000,000
Business nature and scope of operation		Hydropower, aquaculture, agriculture irrigation
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Enshi City Mawei Valley Hydropower Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 101,080,000
Business nature and scope of operation		Hydro-resource development hydropower, aquaculture
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huaneng Luoyang Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 600,000,000
Business nature and scope of operation		Production and sales of electricity and heating
Percentage of equity interest held, Interest		80.00%
Percentage of equity interest held, Voting		80.00%
Huaneng Jinling Combined Cycle Co-generation Co., Ltd. ("Jinling CCGT") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	[1]	PRC
Type of interest held	[1]	held directly
Registered capital	[1]	¥ 356,350,000
Business nature and scope of operation	[1]	Construction and management of power plants and related projects
Percentage of equity interest held, Interest	[1]	51.00%
Percentage of equity interest held, Voting	[1]	72.00%
Huaneng Zhumadian Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held directly
Registered capital		¥ 30,000,000
Business nature and scope of operation		Wind power generation, new energy development and utilization
Percentage of equity interest held, Interest		90.00%
Percentage of equity interest held, Voting		90.00%
SinoSing Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held directly
Registered capital | $			$ 1,476,420,585
Business nature and scope of operation		Investment holding
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Tuas Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				$ 1,433,550,000
Business nature and scope of operation		Investment holding
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Tuas Power Supply Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				500.000
Business nature and scope of operation		Power sales
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
TP Asset Management Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				2
Business nature and scope of operation		Render of environment engineering services
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
TPGS Green Energy Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				1,000,000
Business nature and scope of operation		Provision of utility services
Percentage of equity interest held, Interest		75.00%
Percentage of equity interest held, Voting		75.00%
NewEarth Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				10,111,841
Business nature and scope of operation		Consultancy in waste recycling
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
NewEarth Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		held indirectly
Registered capital | $				$ 17,816,050
Business nature and scope of operation		Industrial waste management and recycling
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Xuzhou Tongshan District Xiehe Wind Power Generation Limited Liability Company ("Tongshan Xiehe Wind Power Generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held indirectly
Registered capital		¥ 3,000,000
Business nature and scope of operation		Wind power generation
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Luoyang Yangguang Co-generation Limited Liability Company ("Yangguang Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held indirectly
Registered capital		¥ 250,000,000
Business nature and scope of operation		Production and supply of electricity and heat power
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Shanxi Xiaoyi Economic Development Zone Huaneng Energy Service Co., Ltd. ("Shanxi Xiaoyi Energy") (Note 40) [member]
Disclosure of subsidiaries [line items]
Country of incorporation	[2]	PRC
Type of interest held	[2]	held indirectly
Registered capital	[2]	¥ 100,000,000
Business nature and scope of operation	[2]	Electricity sales, sales of raw coal and processed coal
Percentage of equity interest held, Interest	[2]	51.00%
Percentage of equity interest held, Voting	[2]	100.00%
Ruzhou Xuji Wind Power Generation Limited Co., Ltd. (Note 40) [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		held indirectly
Registered capital		¥ 4,000,000
Business nature and scope of operation		Wind power and photovoltaic power generation
Percentage of equity interest held, Interest		95.00%
Percentage of equity interest held, Voting		100.00%

[1]	According to the voting in concert agreement entered into between the Company and one shareholder with 21% equity interests in Jinling CCGT, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company under the circumstances that its legitimate entitlements are guaranteed. As a result, the Company has control over Jinling CCGT.
[2]	In 2016, the Company accounted for the investment in Shanxi Xiaoyi Energy as a joint venture. On 15 February 2017, the Company entered into an agreement with other shareholder with 49% equity interests in Shanxi Xiaoyi Energy who agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Shanxi Xiaoyi Energy since February 2017.